Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia or Columbia Acorn funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses Columbia Dividend Opportunity Fund		Class A, B, C, I, R, R4, R5 and W Shares	Class A, B, C, I, R, R4, R5 and W Shares Class A	Class A, B, C, I, R, R4, R5 and W Shares Class B	Class A, B, C, I, R, R4, R5 and W Shares Class C	Class A, B, C, I, R, R4, R5 and W Shares Class I	Class A, B, C, I, R, R4, R5 and W Shares Class R	Class A, B, C, I, R, R4, R5 and W Shares Class R4	Class A, B, C, I, R, R4, R5 and W Shares Class R5	Class A, B, C, I, R, R4, R5 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees			0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses			0.25%	0.25%	0.25%	0.09%	0.25%	0.35%	0.10%	0.25%
Total annual fund operating expenses			1.11%	1.86%	1.86%	0.70%	1.36%	0.96%	0.71%	1.11%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	682	908	1,152	1,853
Class B	Class B (if shares are redeemed)	689	885	1,207	1,988
Class C	Class C (if shares are redeemed)	289	585	1,007	2,185
Class I	Class I (whether or not shares are redeemed)	72	224	390	874
Class R	Class R (whether or not shares are redeemed)	138	431	746	1,640
Class R4	Class R4 (whether or not shares are redeemed)	98	306	532	1,183
Class R5	Class R5 (whether or not shares are redeemed)	73	227	396	886
Class W	Class W (whether or not shares are redeemed)	113	353	612	1,356

Expense Example, No Redemption Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	189	585	1,007	1,988
Class C	Class C (if shares are not redeemed)	189	585	1,007	2,185

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +17.62% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -19.73% (quarter ended December 31, 2008).

• Class A year-to-date return was +8.55% at June 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Dividend Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Dividend Opportunity Fund:	Class A — before taxes		10.15%	3.36%	0.16%
before taxes Class B	Columbia Dividend Opportunity Fund:	Class B — before taxes		10.74%	3.45%	(0.02%)
before taxes Class C	Columbia Dividend Opportunity Fund:	Class C — before taxes		14.94%	3.79%	(0.02%)
before taxes Class I	Columbia Dividend Opportunity Fund:	Class I — before taxes		17.29%	5.02%		6.53%	Mar 4, 2004
before taxes Class R	Columbia Dividend Opportunity Fund:	Class R — before taxes		16.52%			5.08%	Aug 1, 2008
before taxes Class R4	Columbia Dividend Opportunity Fund:	Class R4 — before taxes		16.98%	4.86%	0.96%
before taxes Class R5	Columbia Dividend Opportunity Fund:	Class R5 — before taxes		17.25%			5.81%	Aug 1, 2008
before taxes Class W	Columbia Dividend Opportunity Fund:	Class W — before taxes		16.90%			0.97%	Dec 1, 2006
after taxes on distributions Class A	Columbia Dividend Opportunity Fund:	Class A — after taxes on distributions		9.53%	2.21%	(0.91%)
after taxes on distributions and redemption of fund shares Class A	Columbia Dividend Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares		7.30%	2.23%	(0.48%)
Russell 1000�� Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Russell 1000�� Value Index Class I Since inception, 2004-03-04							3.52%	Mar 4, 2004
Russell 1000�� Value Index Classes R and R5 Since inception, 2008-08-01							0.69%	Aug 1, 2008
Russell 1000�� Value Index Class W Since inception, 2006-12-01							(2.77%)	Dec 1, 2006
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index	(reflects no deduction for fees or taxes)	14.04%	2.15%	2.86%
Lipper Equity Income Funds Index Class I Since inception, 2004-03-04							3.61%	Mar 4, 2004
Lipper Equity Income Funds Index Classes R and R5 Since inception, 2008-08-01							2.15%	Aug 1, 2008
Lipper Equity Income Funds Index Class W Since inception, 2006-12-01							(1.03%)	Dec 1, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc, a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Dividend Opportunity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Dividend Opportunity Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Dividend Opportunity Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.61%
Distribution and/or service (12b-1) fees			none
Other expenses			0.25%
Total annual fund operating expenses			0.86%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund Class Z Shares Class Z	Class Z	88	275	478	1,065

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +17.62% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was –19.73% (quarter ended December 31, 2008).

• Class A year-to-date return was +8.55% at June 30, 2011.

Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Dividend Opportunity Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Columbia Dividend Opportunity Fund:	Class A — before taxes	[1]		16.87%	4.59%	0.76%
after taxes on distributions Class A	Columbia Dividend Opportunity Fund:	Class A — after taxes on distributions	[1]		16.21%	3.43%	(0.32%)
after taxes on distributions and redemption of fund shares Class A	Columbia Dividend Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		11.71%	3.28%	0.02%
Russell 1000�� Value Index		Russell 1000® Value Index		(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index		(reflects no deduction for fees or taxes)	14.04%	2.15%	2.86%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc, a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia or Columbia Acorn funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia or Columbia Acorn funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +17.62% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -19.73% (quarter ended December 31, 2008).

• Class A year-to-date return was +8.55% at June 30, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc, a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	908
5 years	rr_ExpenseExampleYear05	1,152
10 years	rr_ExpenseExampleYear10	1,853
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.98%)
2002	rr_AnnualReturn2002	(21.47%)
2003	rr_AnnualReturn2003	16.59%
2004	rr_AnnualReturn2004	13.72%
2005	rr_AnnualReturn2005	7.41%
2006	rr_AnnualReturn2006	23.25%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	(35.92%)
2009	rr_AnnualReturn2009	28.71%
2010	rr_AnnualReturn2010	16.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.55%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,988
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 years	rr_ExpenseExampleNoRedemptionYear10	1,988
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	585
5 years	rr_ExpenseExampleYear05	1,007
10 years	rr_ExpenseExampleYear10	2,185
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 years	rr_ExpenseExampleNoRedemptionYear10	2,185
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	874
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	746
10 years	rr_ExpenseExampleYear10	1,640
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,183
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	396
10 years	rr_ExpenseExampleYear10	886
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,356
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	10.15%
5 years	rr_AverageAnnualReturnYear05	3.36%
10 years	rr_AverageAnnualReturnYear10	0.16%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	10.74%
5 years	rr_AverageAnnualReturnYear05	3.45%
10 years	rr_AverageAnnualReturnYear10	(0.02%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	14.94%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	(0.02%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	17.29%
5 years	rr_AverageAnnualReturnYear05	5.02%
Since inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	16.52%
Since inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	16.98%
5 years	rr_AverageAnnualReturnYear05	4.86%
10 years	rr_AverageAnnualReturnYear10	0.96%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	17.25%
Since inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | before taxes | Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class W — before taxes
1 year	rr_AverageAnnualReturnYear01	16.90%
Since inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.53%
5 years	rr_AverageAnnualReturnYear05	2.21%
10 years	rr_AverageAnnualReturnYear10	(0.91%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.30%
5 years	rr_AverageAnnualReturnYear05	2.23%
10 years	rr_AverageAnnualReturnYear10	(0.48%)
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Russell 1000�� Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Russell 1000�� Value Index | Class I Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Russell 1000�� Value Index | Classes R and R5 Since inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Russell 1000�� Value Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Equity Income Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.04%
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	2.86%
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Equity Income Funds Index | Class I Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Equity Income Funds Index | Classes R and R5 Since inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Dividend Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Equity Income Funds Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Dividend Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is growth of income and capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown:

• Highest return for a calendar quarter was +17.62% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was –19.73% (quarter ended December 31, 2008).

• Class A year-to-date return was +8.55% at June 30, 2011.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Sector Series, Inc, a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Dividend Opportunity Fund | Class Z Shares | Class A
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.98%)	[2]
2002	rr_AnnualReturn2002	(21.47%)	[2]
2003	rr_AnnualReturn2003	16.59%	[2]
2004	rr_AnnualReturn2004	13.72%	[2]
2005	rr_AnnualReturn2005	7.41%	[2]
2006	rr_AnnualReturn2006	23.25%	[2]
2007	rr_AnnualReturn2007	5.36%	[2]
2008	rr_AnnualReturn2008	(35.92%)	[2]
2009	rr_AnnualReturn2009	28.71%	[2]
2010	rr_AnnualReturn2010	16.87%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.55%
Columbia Dividend Opportunity Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	275
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	1,065
Columbia Dividend Opportunity Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	16.87%
5 years	rr_AverageAnnualReturnYear05	4.59%
10 years	rr_AverageAnnualReturnYear10	0.76%
Columbia Dividend Opportunity Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[2]
1 year	rr_AverageAnnualReturnYear01	16.21%
5 years	rr_AverageAnnualReturnYear05	3.43%
10 years	rr_AverageAnnualReturnYear10	(0.32%)
Columbia Dividend Opportunity Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Dividend Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[2]
1 year	rr_AverageAnnualReturnYear01	11.71%
5 years	rr_AverageAnnualReturnYear05	3.28%
10 years	rr_AverageAnnualReturnYear10	0.02%
Columbia Dividend Opportunity Fund | Class Z Shares | Russell 1000�� Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Columbia Dividend Opportunity Fund | Class Z Shares | Lipper Equity Income Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.04%
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	2.86%

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.